UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 02/28

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS S&P 500 Plus Fund

	Shares	Value ($)

Common Stocks 89.9%
Consumer Discretionary 8.4%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	3,100	42,501
Johnson Controls, Inc.	7,400	200,170

		242,671
Automobiles 0.3%
Ford Motor Co.* (a)	32,450	288,481
Harley-Davidson, Inc.	2,500	72,850

		361,331
Distributors 0.0%
Genuine Parts Co.	1,400	50,162
Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	1,500	85,605

DeVry, Inc.	600	32,592
H&R Block, Inc.	3,704	75,191

		193,388
Hotels Restaurants & Leisure 1.4%
Carnival Corp. (Units)*	4,600	147,338
Darden Restaurants, Inc.	1,100	34,573
International Game Technology	3,400	64,226
Marriott International, Inc. "A" (a)	2,931	75,384
McDonald's Corp.	11,408	721,556
Starbucks Corp.*	7,900	173,010
Starwood Hotels & Resorts Worldwide, Inc.	2,800	89,656
Wyndham Worldwide Corp.	1,600	29,712
Wynn Resorts Ltd.	400	25,816
Yum! Brands, Inc.	4,900	172,823

		1,534,094
Household Durables 0.3%
Black & Decker Corp.	400	24,276
D.R. Horton, Inc.	2,000	20,560
Fortune Brands, Inc.	1,400	53,774
Harman International Industries, Inc.	400	15,044
KB HOME	500	6,775
Leggett & Platt, Inc.	3,100	60,326
Lennar Corp. "A"	1,200	15,204
Newell Rubbermaid, Inc.	3,000	43,530
Pulte Homes, Inc.	2,377	21,726
Whirlpool Corp.	600	44,496

		305,711
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	3,500	475,685
Expedia, Inc.*	1,800	45,864

		521,549
Leisure Equipment & Products 0.1%
Eastman Kodak Co.*	1,700	6,885
Hasbro, Inc.	1,500	44,475
Mattel, Inc.	3,300	64,218

		115,578
Media 2.5%
CBS Corp. "B"	7,400	94,794
Comcast Corp. "A"	28,600	419,562
DIRECTV "A"*	9,800	309,974
Gannett Co., Inc.	2,217	21,926
Interpublic Group of Companies, Inc.*	3,400	21,522
McGraw-Hill Companies, Inc.	3,600	107,856
Meredith Corp.	600	15,810
New York Times Co. "A"*	1,200	10,128
News Corp. "A"	23,500	269,310
Omnicom Group, Inc.	3,400	124,848
Scripps Networks Interactive "A"	900	35,595
Time Warner Cable, Inc.	3,976	166,555
Time Warner, Inc.	11,766	361,451
Viacom, Inc. "B"*	6,700	198,588
Walt Disney Co.	19,400	586,268
Washington Post Co. "B"	100	41,361

		2,785,548

Multiline Retail 0.8%
Big Lots, Inc.*	800	18,448
Family Dollar Stores, Inc.	1,100	33,561
J.C. Penney Co., Inc.	2,700	77,598
Kohl's Corp.*	3,400	180,676
Macy's, Inc.	4,300	70,133
Nordstrom, Inc.	2,000	66,900
Sears Holdings Corp.* (a)	500	35,475
Target Corp.	7,900	367,824

		850,615
Specialty Retail 1.7%
Abercrombie & Fitch Co. "A"	1,000	39,930
AutoNation, Inc.*	600	10,590
AutoZone, Inc.*	300	44,361
Bed Bath & Beyond, Inc.*	2,400	89,664
Best Buy Co., Inc.	3,500	149,905
GameStop Corp. "A"*	1,200	29,292
Home Depot, Inc. (a)	17,300	473,328
Limited Brands, Inc.	3,500	58,065
Lowe's Companies, Inc.	15,900	346,779
O'Reilly Automotive, Inc.*	1,200	46,536
Office Depot, Inc.*	2,500	15,350
RadioShack Corp.	1,200	22,632
Staples, Inc.	8,100	188,892
The Gap, Inc.	4,500	96,390
The Sherwin-Williams Co.	800	48,672
Tiffany & Co.	1,600	68,288
TJX Companies, Inc.	4,600	176,548

		1,905,222
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	3,100	107,725
NIKE, Inc. "B"	4,018	260,728
Polo Ralph Lauren Corp.	400	30,740
VF Corp.	1,100	79,992

		479,185
Consumer Staples 10.5%
Beverages 2.4%
Brown-Forman Corp. "B"	1,300	66,521
Coca-Cola Co.	23,939	1,369,311
Coca-Cola Enterprises, Inc.	2,800	55,020
Constellation Brands, Inc. "A"*	1,300	22,243
Dr. Pepper Snapple Group, Inc.*	2,400	62,856
Molson Coors Brewing Co. "B"	1,700	76,857
Pepsi Bottling Group, Inc.	1,900	72,105
PepsiCo, Inc.	16,005	995,831

		2,720,744
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	4,700	281,577
CVS Caremark Corp.	15,400	477,554
Kroger Co.	7,000	159,180
Safeway, Inc.	3,944	88,740
SUPERVALU, Inc.	1,900	26,277
Sysco Corp.	6,400	173,056

Wal-Mart Stores, Inc.	21,988	1,199,445
Walgreen Co.	10,500	408,345
Whole Foods Market, Inc.*	1,800	46,170

		2,860,344
Food Products 1.5%
Archer-Daniels-Midland Co.	6,600	203,346
Campbell Soup Co.	1,700	59,449
ConAgra Foods, Inc.	4,200	93,198
Dean Foods Co.*	1,200	19,080
General Mills, Inc.	3,284	223,312
H.J. Heinz Co.	3,500	148,575
Hormel Foods Corp.	600	22,512
Kellogg Co.	2,800	147,224
Kraft Foods, Inc. "A"	15,419	409,837
McCormick & Co., Inc.	1,100	39,248
Sara Lee Corp.	8,400	101,976
The Hershey Co.	2,000	70,740
The J.M. Smucker Co.	1,000	59,080
Tyson Foods, Inc. "A"	3,200	38,464

		1,636,041
Household Products 2.4%
Clorox Co.	1,600	96,432
Colgate-Palmolive Co.	5,200	437,788
Kimberly-Clark Corp.	4,206	277,470
Procter & Gamble Co.	30,187	1,882,159

		2,693,849
Personal Products 0.2%
Avon Products, Inc.	4,600	157,550
Estee Lauder Companies, Inc. "A"	1,000	46,830

		204,380
Tobacco 1.4%
Altria Group, Inc.	21,303	400,710
Lorillard, Inc.	1,800	140,238
Philip Morris International, Inc.	19,903	957,135
Reynolds American, Inc.	2,000	99,920

		1,598,003
Energy 10.8%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	3,500	142,590
BJ Services Co.	3,800	71,364
Cameron International Corp.*	2,100	79,380
Diamond Offshore Drilling, Inc.	600	59,724
ENSCO International, Inc.	1,200	52,800
FMC Technologies, Inc.*	1,100	59,917
Halliburton Co.	9,300	273,048
Nabors Industries Ltd.*	2,300	47,495
National-Oilwell Varco, Inc.	4,400	189,288
Rowan Companies, Inc.*	1,000	24,690
Schlumberger Ltd.	12,441	794,856
Smith International, Inc.	3,200	86,976

		1,882,128
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp.	5,282	314,437

Apache Corp.	3,486	332,146
Cabot Oil & Gas Corp.	1,100	42,130
Chesapeake Energy Corp.	6,589	157,609
Chevron Corp.	20,600	1,607,624
ConocoPhillips	15,277	790,890
CONSOL Energy, Inc.	1,700	78,064
Denbury Resources, Inc.*	2,100	27,867
Devon Energy Corp.	4,592	309,271
El Paso Corp.	6,800	65,008
EOG Resources, Inc.	2,600	224,874
ExxonMobil Corp.	49,579	3,721,896
Hess Corp.	3,300	191,268
Marathon Oil Corp.	7,808	254,697
Massey Energy Co.	600	22,596
Murphy Oil Corp.	2,100	118,419
Noble Energy, Inc.	1,900	123,975
Occidental Petroleum Corp.	8,300	670,557
Peabody Energy Corp.	3,100	137,826
Pioneer Natural Resources Co.	1,300	53,755
Range Resources Corp.	1,700	80,121
Southwestern Energy Co.*	3,600	158,256
Spectra Energy Corp.	7,400	143,634
Sunoco, Inc.	800	20,160
Tesoro Corp.	900	11,502
Valero Energy Corp.	6,500	103,285
Williams Companies, Inc.	6,700	133,263
XTO Energy, Inc.	5,925	251,457

		10,146,587
Financials 13.0%
Capital Markets 2.6%
Ameriprise Financial, Inc.	2,916	111,158
Bank of New York Mellon Corp.	12,652	337,049
Charles Schwab Corp.	10,000	183,300
E*TRADE Financial Corp.*	21,500	35,260
Federated Investors, Inc. "B"	900	23,202
Franklin Resources, Inc.	1,600	172,848
Invesco Ltd.	3,800	84,550
Janus Capital Group, Inc.	1,100	14,399
Legg Mason, Inc.	1,500	42,435
Morgan Stanley	13,816	436,310
Northern Trust Corp.	2,500	123,750
State Street Corp.	5,300	218,890
T. Rowe Price Group, Inc.	2,900	141,897
The Goldman Sachs Group, Inc.	5,370	911,074

		2,836,122
Commercial Banks 2.5%
BB&T Corp.	6,600	164,340
Comerica, Inc.	1,300	37,011
Fifth Third Bancorp.	7,900	79,632
First Horizon National Corp.	1,482	20,081
Huntington Bancshares, Inc.	6,000	22,920
KeyCorp	8,400	49,224
M&T Bank Corp.	700	45,906
Marshall & Ilsley Corp.	5,200	29,900

PNC Financial Services Group, Inc.	4,946	281,971
Regions Financial Corp.	13,400	78,524
SunTrust Banks, Inc.	5,600	132,328
US Bancorp. (a)	20,100	485,013
Wells Fargo & Co. (a)	48,665	1,364,567
Zions Bancorp.	900	11,835

		2,803,252
Consumer Finance 0.8%
American Express Co.	12,500	522,875
Capital One Financial Corp.	4,700	180,292
Discover Financial Services	5,801	89,683
SLM Corp.*	4,800	52,656

		845,506
Diversified Financial Services 3.8%
Bank of America Corp.	90,126	1,428,497
Citigroup, Inc.	136,753	562,055
CME Group, Inc.	700	229,761
IntercontinentalExchange, Inc.*	700	74,753
JPMorgan Chase & Co.	40,944	1,739,710
Leucadia National Corp.*	2,000	43,040
Moody's Corp.	1,600	37,168
NYSE Euronext	2,600	65,728
The NASDAQ OMX Group, Inc.*	1,000	18,680

		4,199,392
Insurance 2.2%
Aflac, Inc.	4,600	211,738
Allstate Corp.	6,097	173,216
American International Group, Inc.* (a)	1,396	39,646
Aon Corp.	2,600	100,698
Assurant, Inc.	900	27,513
Chubb Corp.	3,600	180,504
Cincinnati Financial Corp.	1,320	33,686
Genworth Financial, Inc. "A"*	6,500	70,005
Hartford Financial Services Group, Inc.	4,100	100,286
Lincoln National Corp.	3,500	80,185
Loews Corp.	3,400	120,428
Marsh & McLennan Companies, Inc.	5,800	130,790
MBIA, Inc.*	1,300	4,498
MetLife, Inc.	8,319	284,427
Principal Financial Group, Inc.	2,868	72,819
Progressive Corp.*	7,300	122,421
Prudential Financial, Inc.	4,807	239,629
The Travelers Companies, Inc.	5,900	309,101
Torchmark Corp.	700	30,436
Unum Group	4,100	78,064
XL Capital Ltd. "A"	3,400	62,254

		2,472,344
Real Estate Investment Trusts 1.0%
Apartment Investment & Management Co. "A" (REIT)	1,170	15,807
AvalonBay Communities, Inc. (REIT)	1,015	73,324
Boston Properties, Inc. (REIT)	1,800	120,564
Equity Residential (REIT)	2,500	80,525
HCP, Inc. (REIT)	2,600	81,380
Health Care REIT, Inc. (REIT)	800	35,640

Host Hotels & Resorts, Inc. (REIT)	5,900	62,068
Kimco Realty Corp. (REIT)	3,300	40,656
Plum Creek Timber Co., Inc. (REIT)	1,200	41,388
ProLogis (REIT)	5,300	69,324
Public Storage (REIT)	1,300	103,454
Simon Property Group, Inc. (REIT)	2,969	215,727
Ventas, Inc. (REIT)	2,900	124,497
Vornado Realty Trust (REIT)	1,433	93,804

		1,158,158
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	1,600	18,288
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	4,800	63,792
People's United Financial, Inc.	4,300	70,047

		133,839
Health Care 11.5%
Biotechnology 1.5%
Amgen, Inc.*	10,600	597,310
Biogen Idec, Inc.*	3,000	140,820
Celgene Corp.*	4,800	266,160
Cephalon, Inc.*	800	43,960
Genzyme Corp.*	2,900	147,030
Gilead Sciences, Inc.*	9,500	437,475

		1,632,755
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	6,107	333,137
Becton, Dickinson & Co.	2,600	194,480
Boston Scientific Corp.*	16,900	141,453
C.R. Bard, Inc.	1,300	106,873
CareFusion Corp.*	1,650	42,619
DENTSPLY International, Inc.	1,500	49,980
Hospira, Inc.*	1,400	65,730
Intuitive Surgical, Inc.*	400	112,216
Medtronic, Inc.	11,600	492,304
St. Jude Medical, Inc.*	3,600	132,156
Stryker Corp.	3,000	151,200
Varian Medical Systems, Inc.*	1,100	51,414
Zimmer Holdings, Inc.*	2,500	147,925

		2,021,487
Health Care Providers & Services 1.9%
Aetna, Inc.	4,700	136,817
AmerisourceBergen Corp.	2,600	64,194
Cardinal Health, Inc.	3,300	106,359
CIGNA Corp.	2,700	86,616
Coventry Health Care, Inc.*	1,200	27,060
DaVita, Inc.*	1,100	65,164
Express Scripts, Inc.*	2,700	231,660
Humana, Inc.*	1,700	70,567
Laboratory Corp. of America Holdings*	1,272	92,805
McKesson Corp.	2,900	179,858
Medco Health Solutions, Inc.*	4,700	296,852
Patterson Companies, Inc.*	600	15,426
Quest Diagnostics, Inc.	1,500	86,910

Tenet Healthcare Corp.*	2,700	12,285
UnitedHealth Group, Inc.	11,824	338,994
WellPoint, Inc.*	4,900	264,747

		2,076,314
Health Care Technology 0.0%
IMS Health, Inc.	1,500	32,040
Life Sciences Tools & Services 0.3%
Life Technologies Corp.*	2,062	102,647
Millipore Corp.*	400	27,240
PerkinElmer, Inc.	700	13,209
Thermo Fisher Scientific, Inc.*	4,300	203,089
Waters Corp.*	1,000	58,780

		404,965
Pharmaceuticals 6.0%
Abbott Laboratories	16,004	872,058
Allergan, Inc.	3,200	186,016
Bristol-Myers Squibb Co.	20,224	511,869
Eli Lilly & Co.	10,200	374,646
Forest Laboratories, Inc.*	3,600	110,376
Johnson & Johnson	28,308	1,778,875
King Pharmaceuticals, Inc.*	2,000	23,660
Merck & Co., Inc.	32,007	1,158,974
Mylan, Inc.*	3,900	69,693
Pfizer, Inc.	83,890	1,524,281
Watson Pharmaceuticals, Inc.*	900	33,381

		6,643,829
Industrials 9.4%
Aerospace & Defense 2.5%
Boeing Co.	7,707	403,924
General Dynamics Corp.	3,931	259,053
Goodrich Corp.	1,000	59,340
Honeywell International, Inc.	7,600	292,372
ITT Corp.	2,100	108,612
L-3 Communications Holdings, Inc.	1,100	86,207
Lockheed Martin Corp.	3,430	264,899
Northrop Grumman Corp.	3,600	197,280
Precision Castparts Corp.	1,500	155,520
Raytheon Co.	4,161	214,416
Rockwell Collins, Inc.	1,500	80,190
United Technologies Corp.	9,904	665,945

		2,787,758
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	1,500	83,610
Expeditors International of Washington, Inc.	2,000	63,860
FedEx Corp.	3,300	278,685
United Parcel Service, Inc. "B"	10,513	604,182

		1,030,337
Airlines 0.1%
Southwest Airlines Co.	6,800	62,560
Building Products 0.1%
Masco Corp.	4,700	63,826
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	1,100	41,316

Cintas Corp.	1,000	28,090
Iron Mountain, Inc.*	1,800	43,200
Pitney Bowes, Inc.	1,800	41,472
R.R. Donnelley & Sons Co.	1,400	28,812
Republic Services, Inc.	3,500	98,700
Stericycle, Inc.*	900	49,257
Waste Management, Inc.	5,200	170,768

		501,615
Construction & Engineering 0.1%
Fluor Corp.	1,700	72,216
Jacobs Engineering Group, Inc.*	1,600	55,984
Quanta Services, Inc.*	1,800	33,750

		161,950
Electrical Equipment 0.4%
Emerson Electric Co.	7,700	318,857
First Solar, Inc.*	500	59,555
Rockwell Automation, Inc.	1,400	60,886

		439,298
Industrial Conglomerates 2.2%
3M Co.	7,399	572,979
General Electric Co.	111,113	1,780,030
Textron, Inc.	3,600	72,180

		2,425,189
Machinery 1.5%
Caterpillar, Inc.	6,200	362,018
Cummins, Inc.	1,920	86,208
Danaher Corp.	2,929	207,725
Deere & Co.	4,600	246,146
Dover Corp.	1,600	65,408
Eaton Corp.	2,100	134,190
Flowserve Corp.	700	69,622
Illinois Tool Works, Inc.	4,300	209,152
PACCAR, Inc.	3,900	144,612
Pall Corp.	1,300	41,379
Parker Hannifin Corp.	2,000	107,920
Snap-on, Inc.	600	21,690
The Stanley Works	500	24,285

		1,720,355
Professional Services 0.1%
Dun & Bradstreet Corp.	800	62,872
Equifax, Inc.	1,400	40,110
Monster Worldwide, Inc.*	800	11,688
Robert Half International, Inc.	2,100	46,893

		161,563
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	2,800	275,240
CSX Corp.	4,200	199,416
Norfolk Southern Corp.	4,000	205,600
Ryder System, Inc.	400	16,216
Union Pacific Corp.	5,142	325,283

		1,021,755
Trading Companies & Distributors 0.1%
Fastenal Co.	1,300	48,204

W.W. Grainger, Inc.	500	48,850

		97,054
Information Technology 17.0%
Communications Equipment 2.3%
Ciena Corp.*	900	10,935
Cisco Systems, Inc.*	59,952	1,402,877
Harris Corp.	1,200	52,680
JDS Uniphase Corp.*	1,500	11,085
Juniper Networks, Inc.*	5,500	143,715
Motorola, Inc.	23,300	186,633
QUALCOMM, Inc.	17,428	784,260
Tellabs, Inc.*	2,600	14,586

		2,606,771
Computers & Peripherals 5.2%
Apple, Inc.*	9,338	1,866,760
Dell, Inc.*	18,000	254,160
EMC Corp.*	20,400	343,332
Hewlett-Packard Co.	24,696	1,211,586
International Business Machines Corp.	13,513	1,707,367
Lexmark International, Inc. "A"*	700	17,619
NetApp, Inc.*	4,100	126,362
QLogic Corp.*	1,200	21,528
SanDisk Corp.*	2,600	51,272
Sun Microsystems, Inc.*	7,100	60,421
Teradata Corp.*	1,500	43,950
Western Digital Corp.*	2,100	77,364

		5,781,721
Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.*	3,400	98,328
Amphenol Corp. "A"	1,700	70,040
Corning, Inc.	16,900	281,892
FLIR Systems, Inc.*	1,400	40,180
Jabil Circuit, Inc.	1,800	23,958
Molex, Inc.	900	16,731

		531,129
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	1,200	28,800
eBay, Inc.*	11,900	291,193
Google, Inc. "A"*	2,449	1,427,767
VeriSign, Inc.*	2,400	53,856
Yahoo!, Inc.*	13,200	197,604

		1,999,220
IT Services 1.0%
Affiliated Computer Services, Inc. "A"*	800	44,160
Automatic Data Processing, Inc.	4,900	212,905
Cognizant Technology Solutions Corp. "A"*	2,700	118,611
Computer Sciences Corp.*	1,800	99,558
Convergys Corp.*	400	4,472
Fidelity National Information Services, Inc.	4,000	90,400
Fiserv, Inc.*	1,500	69,360
MasterCard, Inc. "A"	1,000	240,860
Paychex, Inc.	3,000	94,050
Total System Services, Inc.	1,693	29,255

Western Union Co.	7,600	140,220

		1,143,851
Office Electronics 0.1%
Xerox Corp.	8,700	66,990
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.*	4,500	31,545
Altera Corp.	4,100	86,223
Analog Devices, Inc.	3,600	107,964
Applied Materials, Inc.	14,500	178,495
Broadcom Corp. "A"*	5,300	154,760
Intel Corp.	58,394	1,121,165
KLA-Tencor Corp.	1,700	53,108
Linear Technology Corp.	1,900	51,243
LSI Corp.*	5,500	29,095
MEMC Electronic Materials, Inc.*	1,600	19,264
Microchip Technology, Inc.	1,800	47,250
Micron Technology, Inc.* (a)	9,700	72,944
National Semiconductor Corp.	1,800	26,280
Novellus Systems, Inc.*	500	10,345
NVIDIA Corp.*	5,200	67,912
Teradyne, Inc.*	1,800	15,948
Texas Instruments, Inc. (a)	12,700	321,183
Xilinx, Inc.	2,600	58,864

		2,453,588
Software 3.9%
Adobe Systems, Inc.*	5,500	192,940
Autodesk, Inc.*	2,900	68,005
BMC Software, Inc.*	1,800	69,714
CA, Inc.	4,400	97,240
Citrix Systems, Inc.*	1,800	68,724
Compuware Corp.*	2,400	16,656
Electronic Arts, Inc.*	2,900	48,981
Intuit, Inc.*	3,000	87,630
McAfee, Inc.*	1,900	72,485
Microsoft Corp.	80,070	2,354,858
Novell, Inc.*	2,200	8,602
Oracle Corp.	40,599	896,426
Red Hat, Inc.*	2,600	69,420
Salesforce.com, Inc.*	1,100	68,948
Symantec Corp.*	9,100	161,525

		4,282,154
Materials 3.2%
Chemicals 1.8%
Air Products & Chemicals, Inc.	2,300	190,739
Airgas, Inc.	800	37,000
CF Industries Holdings, Inc.	400	34,144
Dow Chemical Co.	11,500	319,470
E.I. du Pont de Nemours & Co.	9,087	314,229
Eastman Chemical Co.	600	36,072
Ecolab, Inc.	2,500	112,275
FMC Corp.	900	50,391
International Flavors & Fragrances, Inc.	900	36,648
Monsanto Co.	5,700	460,275
PPG Industries, Inc.	1,900	112,917

Praxair, Inc.	3,000	246,090
Sigma-Aldrich Corp.	1,500	80,010

		2,030,260
Construction Materials 0.1%
Vulcan Materials Co.	1,200	58,176
Containers & Packaging 0.2%
Ball Corp.	800	39,528
Bemis Co., Inc.	900	26,370
Owens-Illinois, Inc.*	1,400	43,778
Pactiv Corp.*	1,500	36,525
Sealed Air Corp.	1,800	40,122

		186,323
Metals & Mining 0.9%
AK Steel Holding Corp.	800	16,000
Alcoa, Inc.	11,400	142,728
Allegheny Technologies, Inc.	700	23,821
Freeport-McMoRan Copper & Gold, Inc.*	4,366	361,505
Newmont Mining Corp.	5,000	268,200
Nucor Corp.	3,400	144,194
Titanium Metals Corp.	700	6,839
United States Steel Corp.	1,463	65,337

		1,028,624
Paper & Forest Products 0.2%
International Paper Co.	3,900	99,255
MeadWestvaco Corp.	1,800	49,266
Weyerhaeuser Co.	2,700	105,138

		253,659
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	60,996	1,643,232
CenturyTel, Inc.	3,397	120,899
Frontier Communications Corp.	3,800	30,020
Qwest Communications International, Inc.	19,200	70,080
Verizon Communications, Inc.	29,458	926,749
Windstream Corp.	3,500	34,720

		2,825,700
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	3,800	155,496
MetroPCS Communications, Inc.*	2,500	15,750
Sprint Nextel Corp.*	27,600	102,396

		273,642
Utilities 3.3%
Electric Utilities 1.8%
Allegheny Energy, Inc.	1,700	37,366
American Electric Power Co., Inc.	4,992	160,692
Duke Energy Corp.	13,700	228,516
Edison International	3,800	129,390
Entergy Corp.	1,995	156,907
Exelon Corp.	6,700	322,806
FirstEnergy Corp.	3,271	140,915
FPL Group, Inc.	4,154	215,883
Northeast Utilities	1,700	40,987

Pepco Holdings, Inc.	1,700	27,710
Pinnacle West Capital Corp.	800	28,072
PPL Corp.	4,100	125,132
Progress Energy, Inc.	3,000	117,270
Southern Co.	8,153	261,630

		1,993,276
Gas Utilities 0.1%
EQT Corp.	1,100	45,265
Nicor, Inc.	500	19,580
Questar Corp.	2,100	83,307

		148,152
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	5,900	75,166
Constellation Energy Group, Inc.	2,700	85,914
Dynegy, Inc. "A"*	3,500	6,335

		167,415
Multi-Utilities 1.2%
Ameren Corp.	3,200	83,168
CenterPoint Energy, Inc.	3,100	41,137
CMS Energy Corp.	2,300	32,752
Consolidated Edison, Inc.	3,000	128,730
Dominion Resources, Inc.	6,200	225,556
DTE Energy Co.	1,400	56,154
Integrys Energy Group, Inc.	700	26,978
NiSource, Inc.	2,500	35,625
PG&E Corp.	3,900	165,126
Public Service Enterprise Group, Inc.	5,200	163,072
SCANA Corp.	900	31,680
Sempra Energy	2,700	143,478
TECO Energy, Inc.	1,900	28,025
Wisconsin Energy Corp.	1,000	45,100
Xcel Energy, Inc.	5,000	101,600

		1,308,181

Total Common Stocks (Cost $82,114,182)		99,977,513
	Principal Amount ($)	Value ($)

Government & Agency Obligation 4.8%
US Treasury Obligation
US Treasury Bill, 0.19% **, 3/18/2010 (b) (Cost $5,392,953)	5,396,000	5,394,878
	Shares	Value ($)

Securities Lending Collateral 2.4%
Daily Assets Fund Institutional, 0.23% (c) (d) (Cost $2,646,300)	2,646,300	2,646,300
Cash Equivalents 4.8%
Central Cash Management Fund, 0.22% (c) (Cost $5,306,493)	5,306,493	5,306,493

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $95,459,928) †				101.9	113,325,184
Other Assets and Liabilities, Net				(1.9)	(2,154,886)

Net Assets				100.0	111,170,298

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $99,848,570. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $13,476,614. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,182,605 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,705,991.

(a)					All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2009 amounted to $2,633,449 which is 2.4% of net assets.
(b)					At November 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At November 30, 2009, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/22/2010	49	5,634,954	69,006
10 Year US Treasury Note	USD	3/22/2010	163	19,549,813	236,497
CAC 40 Index	EUR	12/18/2009	14	772,443	(34,570)
DAX Index	EUR	12/18/2009	10	2,115,873	(4,542)
DJ Euro Stoxx 50 Index	EUR	12/18/2009	218	9,165,468	133,285
Federal Republic of Germany Euro-Bund	EUR	12/8/2009	9	1,670,731	31,739
FTSE 100 Index	GBP	12/18/2009	36	3,077,553	105,999
S&P 500 E-Mini Index	USD	12/18/2009	108	5,911,920	190,012
S&P 500 Index	USD	12/17/2009	24	6,568,800	307,693
Total net unrealized appreciation					1,035,119

At November 30, 2009, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	12/15/2009	129	12,511,873	(207,282)
10 Year Japanese Government Bond	JPY	12/10/2009	30	48,498,381	(444,459)
AEX Index	EUR	12/18/2009	29	2,662,340	139,218

ASX SPI 200 Index		AUD	12/17/2009	20	2,150,076	(58,627)
Hang Seng Index		HKD	12/30/2009	1	140,309	5,992
IBEX 35 Index		EUR	12/18/2009	13	2,278,589	60,817
NASDAQ 100 E-Mini Index		USD	12/18/2009	122	4,312,700	(206,562)
Russell 2000 Mini Index		USD	12/18/2009	21	1,216,320	33,866
S&P TSE 60 Index		CAD	12/17/2009	8	1,030,131	(50,766)
TOPIX Index		JPY	12/11/2009	22	2,137,899	87,321
United Kingdom Long Gilt Bond		GBP	3/29/2010	53	10,330,303	(128,270)
Total net unrealized depreciation						(768,752)

As of November 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	15,583,129	CHF	15,730,000	12/16/2009	67,862	UBS AG
CAD	1,885,000	USD	1,804,009	12/16/2009	20,829	Bank of New York Mellon Corp.
Total unrealized appreciation					88,691

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	790,936	GBP	473,000	12/16/2009	(14,855)	Bank of New York Mellon Corp.
USD	2,708,481	NZD	3,647,000	12/16/2009	(104,739)	HSBC Bank USA
USD	11,763,060	AUD	12,614,000	12/16/2009	(248,201)	Morgan Stanley
USD	1,220,388	NOK	6,811,000	12/16/2009	(24,834)	Royal Bank of Scotland PLC
USD	1,899,468	SEK	12,947,000	12/16/2009	(48,902)	Royal Bank of Scotland PLC
EUR	9,859,000	USD	14,742,409	12/16/2009	(39,048)	Credit Suisse
JPY	142,942,000	USD	1,598,037	12/16/2009	(61,691)	HSBC Bank USA
Total unrealized depreciation					(542,270)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)	$99,977,513	$—	$—	$99,977,513
Short-Term Investments(e)	7,952,793	5,394,878	—	13,347,671

Derivatives(f)	266,367	88,691		355,058
Total	$108,196,673	$5,483,569	$—	$113,680,242
Liabilities
Derivatives(f)	$—	$(542,270)	$—	$ (542,270)
Total	$—	$(542,270)	$—	$(542,270)
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts and open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$709,136	$—
Foreign Exchange Contracts	$—	$(453,579)
Interest Rate Contracts	$ (442,769)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010